BENEFIT PLANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BENEFIT PLANS
Percentage of nondiscretionary Safe Harbor contributions	3.00%
Nondiscretionary contributions	$ 753,000	$ 875,000	$ 404,000